INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization			¥ (3,105,252)		¥ (5,326,100)
Intangible assets, net	$ 3,273,216		9,964,048		21,203,241
Amortization of intangible assets	$ 343,243	¥ 2,223,458	1,136,953	¥ 953,290
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			1,828,762		3,071,480
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			¥ 11,240,538		¥ 23,457,861